SCHEDULE OF DISAGGREGATED REVENUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 1,666,309	$ 1,985,768	$ 3,115,687	$ 3,776,289	$ 6,563,412	$ 13,202,459
Governmental [Member]
Product Information [Line Items]
Revenues	1,257,216	1,074,650	2,335,252	2,164,636	3,938,480	7,628,333
Non-governmental [Member]
Product Information [Line Items]
Revenues	409,093	911,118	780,435	1,611,653	2,624,932	5,574,126
Emergency Preparedness [Member]
Product Information [Line Items]
Revenues	1,130,988	1,050,360	2,072,710	2,053,541	3,798,832	7,492,175
Specialty Packaging [Member]
Product Information [Line Items]
Revenues	$ 535,321	$ 935,408	$ 1,042,977	$ 1,722,748	$ 2,764,580	$ 5,710,284